Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Summary of Impact of Right of Use Asset And Lease Liabilities Included in Consolidated Statement of Financial Position

Impact on the consolidated statement of financial position as at January 1, 2019

Right-of-use assets	56,758
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	960
Lease liabilities	(56,758)
Retained earnings	—

Summary of Valuation of Operating Lease Liabilities As on Opening Date

Reconciliation of operating lease to lease liabilities as at January 1, 2019

Operating lease commitments as at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	80,740
Effect due to discounted using the incremental borrowing rate as at January 1, 2019	63,320
Effect due to recognition exemption for leases of low-value assets	(33)
Effect due to recognition exemption for leases with less than 12 months of lease term at transition	(1,744)
Effect due to extension options and other	(4,785)
Lease liabilities recognised as at January 1, 2019	56,758